Prepaid Expenses and Other Current Assets (Details)			12 Months Ended
		Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Prepaid Expenses and Other Current Assets [Line Items]
Receivables from third parties	[1]		$ 593,327		$ 613,580
Third Parties [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Receivables from third parties			$ 481,361
Hangzhou Bota [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Lend amount		$ 854,993		¥ 6,000,000		$ 2,604,167	¥ 19,000,000
Percentage of annual interest rate		3.92%
Hangzhou Bota [Member] | Minimum [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Percentage of annual interest rate			3.55%
Hangzhou Bota [Member] | Maximum [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Percentage of annual interest rate			3.90%

[1]	The balance represented receivables from the disposal of equipment to several third parties and other miscellaneous receivables from third parties. The Group has collected $481,361 of these receivables from third parties as of the date of this annual report.